                                   THE MUNDER FUNDS
                            SUPPLEMENT DATED JULY 6, 1998
                         TO PROSPECTUS DATED OCTOBER 29, 1997
                             CLASS A, B AND C SHARES OF:

  MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME
       FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL
      ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL
         COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING
                MARKETS FUND, MUNDER FRAMLINGTON HEALTHCARE FUND AND
                     MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND


                                  INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                   THE MUNDER FUNDS
                            SUPPLEMENT DATED JULY 6, 1998
                         TO PROSPECTUS DATED OCTOBER 29, 1997
                                  CLASS K SHARES OF:

 MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP
EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER
  REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL
    GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN
   TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT
 FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET
                                       FUND


                                  INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                   THE MUNDER FUNDS
                            SUPPLEMENT DATED JULY 6, 1998
                         TO PROSPECTUS DATED OCTOBER 29, 1997
                                  CLASS Y SHARES OF:

 MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND,
  MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND, MUNDER
     TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                                  INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                   THE MUNDER FUNDS
                            SUPPLEMENT DATED JULY 6, 1998
                         TO PROSPECTUS DATED OCTOBER 29, 1997
                             CLASS A, B AND C SHARES OF:

                              THE MUNDER INDEX 500 FUND


                                  INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUND--Who Manages and Services the Fund?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                   THE MUNDER FUNDS
                            SUPPLEMENT DATED JULY 6, 1998
                         TO PROSPECTUS DATED OCTOBER 29, 1997
                                  CLASS Y SHARES OF:

                              THE MUNDER INDEX 500 FUND


                                  INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUND--Who Manages and Services the Fund?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                   THE MUNDER FUNDS
                            SUPPLEMENT DATED JULY 6, 1998
                         TO PROSPECTUS DATED OCTOBER 29, 1997
                             CLASS A, B AND C SHARES OF:

               MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND,
   MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND


                                INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                   THE MUNDER FUNDS
                            SUPPLEMENT DATED JULY 6, 1998
                         TO PROSPECTUS DATED OCTOBER 29, 1997
                             CLASS A, B AND C SHARES OF:

        MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TRIPLE
   TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE
                    BOND FUND AND MUNDER SHORT TERM TREASURY FUND


                                  INVESTMENT ADVISOR

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Investment Advisor" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

     INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated which owns or controls approximately 88% of the partnership interests in the Advisor. As of March 31, 1998, the Advisor and its affiliates had approximately $50.5 billion in assets under management, of which $25.4 billion were invested in equity securities, $10.7 billion were invested in money market or other short-term instruments, $9.5 billion were invested in other fixed income securities and $4.9 billion in non-discretionary assets.

                                 THE MUNDER FUNDS
                            SUPPLEMENT DATED JULY 6, 1998
          TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 1997


    MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER EQUITY SELECTION FUND, MUNDER GROWTH & INCOME FUND, MUNDER INDEX 500 FUND, MUNDER
   INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY
 INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TRIPLE TAX-FREE
BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND,
 MUNDER SHORT-TERM TREASURY FUND, MUNDER CASH INVESTMENT FUND, MUNDER MONEY MARKET FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY
                                  MARKET FUND


                          INVESTMENT ADVISORY AGREEMENT

Effective July 2, 1998, the Funds have entered into a new Investment Advisory Agreement (the "Agreement") with the Advisor pursuant to terms of an Exemptive Order (the "Order") granted by the Securities and Exchange Commission. Under the terms of the Order, the Agreement must be approved by the shareholders within one hundred and fifty (150) days but no later than November 30, 1998. The Funds will call a special meeting of the shareholders to approve the Agreement. Until shareholder approval, the fees paid to the Advisor will be paid into an escrow account. If the Agreement is not approved by the shareholders, the Board of Directors and/or the Board of Trustees will consider appropriate action.